Income Taxes (Components of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Domestic	$ 14,714	$ 12,319	$ 10,667
Foreign	1,914	1,445	293
Current Income Tax Expense Benefit	16,628	13,764	10,960
Deferred:
Domestic	(9,428)	(3,113)	(234)
Foreign	(9,674)	(964)
Deferred Income Tax Expense Benefit	(19,102)	(4,077)	(234)
Total income taxes	$ (2,474)	$ 9,687	$ 10,726